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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farallon Capital Management, L.L.C.
Address:   One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:


/s/ Mark C. Wehrly        San Francisco, California          August 15, 2011
-------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total:     $3,585,160
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1          28-06372          Farallon Partners, L.L.C.

     2          28-11402          Noonday Asset Management, L.P.

     3          28-11404          Noonday G.P. (U.S.), L.L.C.

                                                     FORM 13F INFORMATION TABLE

                                                           VALUE       SHARES/  SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT  PRN CALL DSCRETN MANAGERS SOLE      SHARED   NONE
------------------------------ ---------------- --------- ------------ -------- --- ---- ------- -------- -------- -------  ------
AMAG PHARMACEUTICALS INC       COM             00163U106    2,538      135,000  SH       OTHER   01        135,000
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR   03524A108   24,453      421,530  SH       OTHER   01        421,530
BAXTER INTL INC                COM             071813109   42,081      705,000  SH       OTHER   01        705,000
BMC SOFTWARE INC               COM             055921100   89,708    1,640,000  SH       OTHER   01      1,640,000
BP PLC                         SPONSORED ADR   055622104   79,501    1,795,000  SH       OTHER   01      1,795,000
CAPITALSOURCE INC              NOTE 7.250%     14055XAG7   42,538   41,000,000  PRN      OTHER   01     41,000,000
CAPITALSOURCE INC              SDCV 4.000%     14055XAE2   10,005   10,000,000  PRN      OTHER   01     10,000,000
CHECK POINT SOFTWARE TECH LT   ORD             M22465104   48,777      858,000  SH       OTHER   01        858,000
CHEVRON CORP NEW               COM             166764100   31,520      306,500  SH  PUT  OTHER   01        306,500
CHIQUITA BRANDS INTL INC       COM             170032809   11,109      853,210  SH       OTHER   01        853,210
CNINSURE INC                   SPONSORED ADR   18976M103    1,178       80,000  SH       OTHER   01         80,000
COMCAST CORP NEW               CL A            20030N101  106,681    4,210,000  SH       OTHER   01      4,210,000
CROWN CASTLE INTL CORP         COM             228227104   95,449    2,340,000  SH       OTHER   01      2,340,000
CVS CAREMARK CORPORATION       COM             126650100   40,827    1,086,400  SH       OTHER   01      1,086,400
DOLE FOOD CO INC NEW           COM             256603101    5,543      410,000  SH       OTHER   01        410,000
EBAY INC                       COM             278642103    5,438      168,510  SH       OTHER   01        168,510
ENCANA CORP                    COM             292505104   21,915      711,760  SH       OTHER   01        711,760
ENERGY PARTNERS LTD            COM NEW         29270U303   21,046    1,421,073  SH       OTHER   01      1,421,073
EXPEDIA INC DEL                COM             30212P105   76,824    2,650,000  SH       OTHER   01      2,650,000
EXPRESS SCRIPTS INC            COM             302182100   21,052      390,000  SH       OTHER   01        390,000
EXXON MOBILE CORP              COM             30231G102   31,006      381,000  SH  PUT  OTHER   01        381,000
FEDEX CORP                     COM             31428X106   77,718      819,382  SH       OTHER   01        819,382
FEI CO                         COM             30241L109   33,727      883,140  SH       OTHER   01        883,140
FIDELITY NATL INFORMATION SV   COM             31620M106   73,896    2,400,000  SH       OTHER   01      2,400,000
FLIR SYS INC                   COM             302445101    4,768      141,450  SH       OTHER   01        141,450
FRESH DEL MONTE PRODUCE INC    ORD             G36738105    8,846      331,690  SH       OTHER   01        331,690
FUEL SYS SOLUTIONS INC         COM             35952W103    8,583      344,000  SH       OTHER   01        344,000
GENERAL DYNAMICS CORP          COM             369550108  101,608    1,363,500  SH       OTHER   01      1,363,500
GEOEYE INC                     COM             37250W108   27,856      744,807  SH       OTHER   01        744,807
GRAHAM PACKAGING CO INC        COM             384701108    9,710      385,000  SH       OTHER   01        385,000
HOME DEPOT INC                 COM             437076102   47,919    1,323,000  SH       OTHER   01      1,323,000
HORSEHEAD HLDG CORP            COM             440694305    2,737      205,500  SH       OTHER   01        205,500
HUDSON PAC PPTYS INC           COM             444097109  158,932   10,233,860  SH       OTHER   01     10,233,860
KNOLOGY INC                    COM             499183804   53,273    3,587,394  SH       OTHER   01      3,587,394
LIBERTY GLOBAL INC             COM SER A       530555101   87,378    1,940,000  SH       OTHER   01      1,940,000
LIFE TECHNOLOGIES CORP         COM             53217V109   27,454      527,260  SH       OTHER   01        527,260
LINKTONE LTD                   ADR             535925101    1,126    1,279,000  SH       OTHER   01      1,279,000
LPL INVT HLDGS INC             COM             50213H100   37,275    1,089,587  SH       OTHER   01      1,089,587
MEDCO HEALTH SOLUTIONS INC     COM             58405U102   15,040      266,100  SH       OTHER   01        266,100
MI DEVS INC                    CL A SUB VTG    55304X104   73,614    2,419,116  SH       OTHER   01      2,419,116
MICROSOFT CORP                 COM             594918104   82,550    3,175,000  SH       OTHER   01      3,175,000
MSCI INC                       CL A            55354G100   39,677    1,053,000  SH       OTHER   01      1,053,000
NATIONAL SEMICONDUCTOR CORP    COM             637640103   49,958    2,030,000  SH       OTHER   01      2,030,000
NYSE EURONEXT                  COM             629491101    8,310      242,500  SH       OTHER   01        242,500
ORACLE CORP                    COM             68389X105  148,424    4,510,000  SH       OTHER   01      4,510,000
POTASH CORP SASK INC           COM             73755L107   11,917      209,100  SH       OTHER   01        209,100
PROGRESSIVE WASTE SOLUTIONS    COM             74339G101   70,592    2,835,010  SH       OTHER   01      2,835,010
ROPER INDS INC NEW             COM             776696106    5,123       61,500  SH       OTHER   01         61,500
ROYAL DUTCH SHELL PLC          SPONS ADR A     780259206   15,577      219,000  SH  PUT  OTHER   01        219,000
SANOFI                         RIGHT12/31/2020 80105N113   13,424    5,570,000  SH       OTHER   01      5,570,000
SAVIENT PHARMACEUTICALS INC    COM             80517Q100    2,247      300,000  SH       OTHER   01        300,000
SCHWAB CHARLES CORP NEW        COM             808513105  105,527    6,415,000  SH       OTHER   01      6,415,000
SINA CORP                      ORD             G81477104   11,711      112,500  SH       OTHER   01        112,500
SOUTHERN UN CO NEW             COM             844030106   30,426      757,800  SH       OTHER   01        757,800
STATE STR CORP                 COM             857477103  138,877    3,080,000  SH       OTHER   01      3,080,000
TARGET CORP                    COM             87612E106  172,910    3,686,000  SH       OTHER   01      3,686,000
TATA MTRS LTD                  SPONSORED ADR   876568502    8,487      377,014  SH       OTHER   01        377,014
TENET HEALTHCARE CORP          COM             88033G100   25,475    4,082,500  SH       OTHER   01      4,082,500
TOWN SPORTS INTL HLDGS INC     COM             89214A102   30,918    4,060,082  SH       OTHER   01      4,060,082
TRANSDIGM GROUP INC            COM             893641100   90,406      991,399  SH       OTHER   01        991,399
UNION PAC CORP                 COM             907818108   69,426      665,000  SH       OTHER   01        665,000
VIACOM INC NEW                 CL B            92553P201  147,115    2,884,600  SH       OTHER   01      2,884,600
VISA INC                       COM CL A        92826C839   31,724      376,500  SH       OTHER   01        376,500
VISA INC                       COM CL A        92826C839  283,956    3,370,000  SH  CALL OTHER   01      3,370,000
VISA INC                       COM CL A        92826C839  125,278    1,486,800  SH  PUT  OTHER   01      1,486,800
WELLPOINT INC                  COM             94973V107   41,354      525,000  SH       OTHER   01        525,000
WELLS FARGO & CO NEW           COM             949746101   94,422    3,365,000  SH       OTHER   01      3,365,000
YOUKU COM INC                  SPONSORED ADR   98742U100   68,700    2,000,000  SH       OTHER   01      2,000,000